Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment at December 31, 2011 and 2012 consisted of the following:

	Estimated Useful Life Years	December 31,
		2011	2012
Laboratory equipment	5	$1,769	$1,777
Furniture and fixtures	5	115	115
Office and computer equipment	3	97	143
Leasehold improvements		515	515

		2,496	2,550
Less accumulated depreciation and amortization		(1,962)	(2,315)

Property and equipment, net		$534	$235